Related parties - Additional information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Key Management Personnel [Line Items]
Amount of outstanding payable	€ 0	€ 0
Short-term employee benefits is capitalized	120,000
Charit Research Organisation GmbH [Member]
Disclosure Of Information About Key Management Personnel [Line Items]
Payments for services supporting research	1,025,795	1,238,355	€ 49,600
Key management personnel of entity or parent [member]
Disclosure Of Information About Key Management Personnel [Line Items]
Amount of outstanding payable	398,489	55,250
Related party expenses recognised in profit or loss and other comprehensive income	€ 1,810,049	€ 1,311,572	€ 1,070,616